Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 25, 2011
Huber Capital Equity Income Fund (Prospectus Summary) | Huber Capital Equity Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HULIX
Huber Capital Equity Income Fund (Prospectus Summary) | Huber Capital Equity Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HULEX
Huber Capital Small Cap Value Fund (Prospectus Summary) | Huber Capital Small Cap Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HUSIX
Huber Capital Small Cap Value Fund (Prospectus Summary) | Huber Capital Small Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HUSEX